Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Financial Information [Abstract]
Interest and Other Income [Table Text Block]
The components of other income (expense), net are summarized as follows for the years ended December 31:

In millions	2018	2017	2016
Other income (expense), net
Interest income	$5	$3	$4
Foreign currency fluctuations and foreign exchange contracts	(26)	(26)	(40)
Employee benefit plans	45	(15)	(75)
Bank-related fees	(8)	(8)	(8)
Divestiture and liquidation losses	—	—	(6)
Total other income (expense), net	$16	$(46)	$(125)

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
The components of accounts receivable are summarized as follows:

In millions	December 31, 2018	December 31, 2017
Accounts receivable
Trade	$1,364	$1,270
Other	23	37
Accounts receivable, gross	1,387	1,307
Less: allowance for doubtful accounts	(31)	(37)
Total accounts receivable, net	$1,356	$1,270

Schedule of Inventory, Current [Table Text Block]
The components of inventory are summarized as follows:

In millions	December 31, 2018	December 31, 2017
Inventories
Work in process and raw materials	$237	$185
Finished goods	214	190
Service parts	355	405
Total inventories	$806	$780

Property, Plant and Equipment [Table Text Block]
The components of property, plant and equipment are summarized as follows:

In millions	December 31, 2018	December 31, 2017
Property, plant and equipment
Land and improvements	$6	$7
Buildings and improvements	273	278
Machinery and other equipment	650	633
Property, plant and equipment, gross	929	918
Less: accumulated depreciation	(570)	(577)
Total property, plant and equipment, net	$359	$341